Income tax expense (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Major Components of Income Tax Expense
(a) Tax charge/ (credit) recognised in the consolidated statement of profit or loss

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Current tax:

Current tax on profit for the year	17,911	20,671	63,119	832
Credit in respect of current tax for earlier years	(33)	(14)	(25)	(0)
Total current tax (a)	17,878	20,657	63,094	832
Deferred tax:
Reversal and origination of temporary differences	(44,562)	(1,546)	40,807	538
Charge/(Credit) in respect of Deferred tax for earlier years	7	(27)	(833)	(11)
Total Deferred Tax (b)	(44,555)	(1,573)	39,974	527
Total income tax (credit)/expense for the year (a+b)	(26,677)	19,084	103,068	1,359
(Loss)/Profit before tax	(68,777)	166,074	360,147	4,747
Effective income tax rate (%)	38.8%	11.5%	28.6%	28.6%

Reconciliation of Income Tax Expense/(Credit) Applicable to Accounting Profit/(Loss) Before Tax at the Statutory Income Tax Rate to Recognized Income Tax Expense/(Credit) for the year at the Group's Effective Tax Rate
(b)
A reconciliation of income tax expense/(credit) applicable to profit/(loss) before tax at the Indian statutory income tax rate to income tax expense / (credit) at the Group’s effective income tax rate for the year indicated are as follows.

For the year ended March 31,	2020	2021	2022	2022
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
(Loss)/Profit before tax	(68,777)	166,074	360,147	4,747
Indian statutory income tax rate	34.94%	34.94%	34.94%	34.94%
Tax at Indian statutory income tax rate	(24,033)	58,034	125,850	1,659
Non-taxable income	(1,406)	(1,227)	(1,366)	(18)
Tax holidays and similar exemptions (Refer Notes below)	(4,934)	(7,710)	(19,559)	(258)
Effect of tax rates differences of subsidiaries operating at other rates	(581)	(3,625)	2,750	36
Tax on distributable reserve of/ dividend from subsidiary #	19,532	8,690	—	—
Unrecognized tax assets (Net)*	(713)	(31,932)	98	1
Change in deferred tax balances due to change in tax law**	(17,760)	(3,125)	(2,715)	(36)
Capital gains/Other income subject to lower tax rate	(2,733)	(1,756)	(3,435)	(45)
Credit in respect of earlier years	(26)	(41)	(858)	(11)
Other permanent differences	5,977	1,776	2,303	31

Total income tax expense/(credit)	(26,677)	19,084	103,068	1,359

#
Consequent to the declaration of dividend (including from accumulated profits) by the subsidiaries, the unabsorbed depreciation as per tax laws have been utilized by Vedanta Limited leading to a deferred tax charge of
₹

19,532
million and
₹

8,690
million for the year ended March 31, 2020 and March 31, 2021, respectively.

*
In June 2018, the Company acquired majority stake in ESL Steel Limited (“ESL”), which has since been focusing on operational turnaround. Based on management’s estimate of future outlook, financial projections and requirements of IAS 12 (Income taxes), ESL has recognized deferred tax assets of
₹

31,823
million during the year ended March 31, 2021. During the year ended March 31, 2022, ESL derecognized deferred tax assets on losses expired in the current year amounting to
₹
 1,220 million ($ 16 million).
 B
ased on revised financial forecasts, management is confident of realising the remaining deferred tax assets fully.

**	Deferred tax charge for the year ended March 31, 2020 includes deferred tax credit of ₹ 16,512 million on remeasurement of deferred tax balance as at March 31, 2019. Also, refer Note 3(c)(I)(viii).

Schedule of Components of Deferred Tax Assets and Liabilities
(c) Deferred tax assets/liabilities
The Group has recorded significant amounts of deferred tax. The majority of the deferred tax liabilities represents accelerated tax relief for the depreciation of property plant and equipment, the depreciation of mining reserves and the fair value uplifts created on acquisitions, net of losses carried forward by the Group and unused tax credits in the form of MAT credits carried forward in the Group. Significant components of Deferred tax (assets) and liabilities recognized in the consolidated statement of financial position are as follows:

For the year ended March 31, 2020:
	Opening balance as at April 1, 2019	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2020
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, exploration and evaluation and other intangible assets	139,548	(61,429)	—	(93)	78,026
Voluntary retirement scheme	(395)	111	—	—	(284)
Employee benefits	(1,098)	6	(714)	49	(1,757)
Fair value of derivative asset/ liability	(357)	(69)	324	—	(102)
Fair valuation of other asset/liability	8,471	911	(1)	593	9,974
MAT credit entitlement	(103,243)	11,605	251	129	(91,258)
Unabsorbed depreciation and business losses	(45,655)	(9,223)	—	—	(54,878)
Other temporary differences	(5,947)	13,533	(590)	289	7,285

Total	(8,676)	(44,555)	(730)	967	(52,994)

For the year ended March 31, 202 1 :

	Opening balance as at April 1, 2020	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged to Equity	Deferred tax on acquisition through business combination	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2021
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Property, plant and equipment, e xploration and e valuation and other intangible assets	78,026	(145)	—	—	498	1,647	80,026
Voluntary retirement scheme	(284)	(246)	—	—	—	—	(530)
Employee benefits	(1,757)	(222)	104	319	—	(94)	(1,650)
Fair value of derivative asset/ liability	(102)	93	(256)	—	—	—	(265)
Fair valuation of other asset/liability	9,974	(2,422)	9	—	—	(277)	7,284
MAT credit entitlement*	(91,258)	8,621	249	—	—	30	(82,358)
Unabsorbed depreciation and business losses	(54,878)	7,837	—	—	—	—	(47,041)
Other temporary differences	7,285	(15,089)	352	—	104	(182)	(7,530)

Total	(52,994)	(1,573)	458	319	602	1,124	(52,064)

For the year ended March 31, 202 2 :
	Opening balance as at April 1, 2021	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged to Equity	Exchange difference arising on translation of foreign operation	Closing balance as at March 31, 2022	Closing balance as at March 31, 2022
Significant components of deferred tax (assets)/liabilities	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and e valuation and other intangible assets	80,026	27,793	—	—	924	108,743	1,433
Voluntary retirement scheme	(530)	151	—	—	—	(379)	(5)
Employee benefits	(1,650)	(2,008)	(13)	102	(114)	(3,683)	(49)
Fair value of derivative asset/ liability	(265)	(207)	(387)	—	—	(859)	(11)
Fair valuation of other asset/liability	7,284	(314)	—	—	(418)	6,552	86
MAT credit entitlement*	(82,358)	15,047	(75)	(157)	(42)	(67,585)	(891)
Unabsorbed depreciation and business losses	(47,041)	2,077	—	—	—	(44,964)	(593)
Other temporary differences	(7,530)	(2,565)	741	—	(20)	(9,374)	(123)

Total	(52,064)	39,974	266	(55)	330	(11,549)	(153)

Net deferred tax (assets)/liability	Accordingly, the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2021	2022	2022
Particulars	( ₹ in million)	( ₹ in million)	(US dollars in million)
Deferred tax assets	(73,958)	(64,537)	(851)
Deferred tax liabilities	21,894	52,988	698

Net deferred tax (asset)/ liability	(52,064)	(11,549)	(153)

*
Recognition of deferred tax assets on MAT credits entitlement is based on the respective legal entity’s present estimates and business plans as per which the same is expected to be utilized within the stipulated fifteen-year period from the date of origination. MAT credit entitlements of
₹

82,358 million and
₹
67,585 million ($ 891 million) as at March 31, 2021 and March 31, 2022, respectively, of which
₹
3,400 million as at March 31, 2021 and
₹
2,080 million ($ 28 million) as at March 31, 2022 is expected to be utilised in the fourteenth year, fifteen years being the maximum permissible time period to utilise the MAT credits.

Summary of Unused Tax Losses
As at March 31, 2021

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)
Unutilized business losses	1,966	22,220	30,753	18,870	73,809
Unabsorbed depreciation	105	1,014	2,979	23,533	27,631
Unused capital losses	—	4	—	—	4
Unutilised R&D t ax c redit	—	—	—	97	97

Total	2,071	23,238	33,732	42,500	101,541

As at March 31, 2022

Unused tax losses/ unused tax credit	Within one year ( ₹ in million)	Greater than one year, less than five years ( ₹ in million)	Greater than five years ( ₹ in million)	No expiry date ( ₹ in million)	Total ( ₹ in million)	Total (US dollars in million)
Unutilized business losses	311	32,170	31,163	20,052	83,696	1,103
Unabsorbed depreciation	—	0	0	14,398	14,398	190
Unused capital losses	—	4	—	—	4	0
Unutilised R&D t ax c redit	—	—	—	99	99	1

Total	311	32,174	31,163	34,549	98,197	1,294